Commitments and Contingencies	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Commitments and Contingencies
Note 17. Commitments and Contingencies
a) Commitments
The Company and its subsidiaries have commitments that mature on different dates, related to committed capital expenditures.
As of December 31, 2023, the total amounts equivalent to the contract period are detailed below:

Year ended December 31,
2024	Ps.1,144,381
2025	10,139,691
2026	4,174,446
2027	5,379,609
2028 and 2029	16,306,828
2030 and thereafter	27,706,549

Total	Ps.64,851,504

b) Provisions and Contingencies
Contingencies
In each of the countries in which we operate, we are party to legal proceedings in the ordinary course of business. These proceedings include tax, labor, antitrust, contractual matters and administrative and judicial proceedings concerning regulatory matters regarding interconnection and tariffs. The following is a description of our material legal proceedings.
(1) Telcel Mobile Termination Rates
The mobile termination rates between Telcel and other network operators have been the subject of various legal proceedings. With respect to interconnection fees for the years 2018—2024, Telcel has challenged the applicable resolutions and final resolutions are pending.

Given that the “zero rate” that prevented Telcel from charging termination rates in its mobile network was held unconstitutional by the Supreme Court (Suprema Corte de Justicia de la Nación or “SCJN”), the IFT has determined asymmetric interconnection rates for the termination of traffic in Telcel’s and other operators’ networks for 2018, 2019, 2020, 2021, 2022, 2023 and 2024. The resolutions setting such rates have been challenged by Telcel, and final resolutions are pending.
The Company expects that mobile termination rates, as well as other rates applicable to mobile interconnection (such as transit), will continue to be the subject of litigation and administrative proceedings. The Company cannot predict when or how these disputes will be resolved or the financial effects of any such resolutions.
(2) Telcel Class Action Lawsuit
A class action lawsuit was filed against Telcel by customers allegedly affected by Telcel’s quality of service and wireless and broadband rates continues in process. At this stage, the Company cannot assess whether this class action lawsuit could have an adverse effect on the Company’s business and results of operations in the event that it is resolved against Telcel, due to uncertainty about the factual and legal claims underlying this proceeding. Consequently, the Company has not established a provision in the accompanying consolidated financial statements for an eventual loss arising from this proceeding.
(3) IFT Proceedings Against Telmex
In 2018, the IFT imposed a fine of Ps. 2,543,937 on Telmex relating to a sanction procedure triggered by the alleged breach in 2013 and 2014 of certain minimum quality goals for dedicated link services. Telmex obtained a favorable resolution in the first instance and the appeal filed by the IFT is pending resolution.
(4) Brazilian Tax Matters
As of December 31, 2023, certain Company’s Brazilian subsidiaries had aggregate tax contingencies of Ps.123,637,128 (R$35,431,641) for which the Company has established provisions of Ps. 20,725,637 (R$ 5,939,505) in the accompanying consolidated financial statements for eventual losses arising from contingencies that the Company considers probable. The most significant matters for which provisions have been established are:

•
Ps. 39,637,229 (R$11,359,145) aggregate contingencies and Ps. 5,314,821 (R$1,523,109) provisions related to value-added tax (Imposto sobre a Circulação de Mercadorias e Prestação de Serviços or “ICMS”) assessments;

•
Ps. 5,962,223 (R$1,708,640) aggregate contingencies and Ps. 3,502,153 (R$1,003,639) provisions related to social contribution on net income (Contribuição Social sobre o Lucro Líquido or “CSLL”) and corporate income tax (Imposto de Renda sobre Pessoa Jurídica or “IRPJ”) assessments;

•
Ps. 17,376,221 (R$4,979,637) aggregate contingencies and Ps. 5,749,593 (R$1,647,705) provisions related to the social integration program (Programa de Integração Social or “PIS”) and the contribution for social security financing (Contribuição para o Financiamento da Seguridade Social or “COFINS”) assessments;

•
Ps. 5,965,336 (R$1,709,532) aggregate contingencies and Ps.135,398 (R$38,802) provisions related to offset’s rejections of tax credits related to Income Tax (Imposto de Renda Pessoa Jurídica o “IRPJ”) and Social Contributions over Profits (Contribuição Social sobre o Lucro Líquido o “CSLL”), arising from non-appealable judicial resolutions, mainly;

•
Ps. 13,754,400 (R$3,941,704) aggregate contingencies and Ps.1,443,933 (R$413,799) provisions mainly related to an allegedly improper exclusion of interconnection revenues and costs from the basis used to calculate Fund for Universal Telecommunication Services (Fundo de Universalização dos Serviços de Telecomunicações or “FUST”) obligations, which are being contested;

•
Ps. 6,230,607 (R$1,785,553) aggregate contingencies and Ps. 450 (R$129) provisions related to an alleged underpayment of obligations to the Telecommunications Technology Development Fund (Fundo para o Desenvolvimento Tecnológico das Telecomunicações or “FUNTTEL”), which are being challenged and for which a final resolution is pending;

•
Ps. 2,139,175 (R$613,040) aggregate contingencies and Ps. 45,304 (R$12,983) provisions related to the alleged nonpayment of Services Tax (Imposto Sobre Serviços or “ISS”) over several communication services, including Pay TV services, considered taxable for ISS by the Municipal Revenue Services, which are being challenged and for which a final resolution is pending;

•
Ps. 4,757,143 (R$1,363,291) aggregate contingencies and Ps. 134,229 (R$38,467) provisions arising from, among other, things the alleged underpayment of IRRF and CIDE taxes and on remittances made to foreign operators as remuneration for completing international calls abroad (outgoing traffic); and

•	Ps. 4,431,497 (R$1,269,968) aggregate contingencies and Ps. 4,106,726 (R$1,176,896) provisions related to the requirement to contribute to the Promotion of Public Radio Broadcasting (“EBC”).
In addition, the Company’s Brazilian subsidiaries are subject to a number of contingencies for which it has not established provisions in the accompanying consolidated financial statements because the Company does not consider the potential losses related to these contingencies to be probable. These include Ps. 21,754,988 (R$6,234,494) related to an unpaid installation inspection rate (Taxa de Fiscalização de Instalação or “TFI”) allegedly due to the renovation of radio base stations, which is being challenged on the basis that there was no new equipment installation that could have led to this charge, along with any unpaid functioning inspection rate (Taxa de Fiscalização de Funcionamento or “TFF”).
(5) Anatel Challenge to Inflation Adjustments
Anatel has challenged the calculation of inflation-related adjustments due under the concession agreements with Tess S.A. (“Tess”), and Algar Telecom Leste S.A. (“ATL”), two of the Company’s subsidiaries that were previously merged into Claro S.A. Anatel rejected Tess and ATL’s calculation of the inflation-related adjustments applicable to 60% of the concessions price (which was due in three equal annual installments, subject to inflation-related adjustments and interest), claiming that the companies’ calculation of the inflation related adjustments resulted in a shortfall of the installment payments. The companies filed declaratory and consignment actions seeking the resolution of the disputes and have obtained injunctions from the Federal Court of Appeal suspending any payment until the pending appeals are resolved. After certain unfavorable resolutions issued by the Federal Court of Appeals to the appeals filed by such companies, new appeals have been filed before the Superior Court of Appeals for which definitive resolutions are pending.
The amount of the alleged shortfall as well as the method used to calculate monetary corrections are in dispute. If other methods or assumptions are applied, the amount may increase. In 2022, Anatel calculated the monetary correction in a total amount of Ps. 14,579,000 (R$4,178,000). As of December 31, 2023, the Company has established a provision of Ps. 5,203,092 (R$1,491,090) in the accompanying consolidated financial statements for the losses arising from these contingencies, which the Company considers probable.